Property, equipment and software, net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Asset Impairment Charges [Abstract]
Asset Impairment Charges	¥ 0		¥ 0	¥ 0
Cost of disposed assets	971,000
Accumulated depreciation and amortization of disposed assets	967,000
Loss on disposal	¥ 4,000	$ 1	¥ 0	¥ 0